FINANCING ARRANGEMENTS Short-Term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Debt, Current	$ 111,823	$ 307,273
Long-term Debt, Current Maturities	109,830	204,656
Deferred Finance Costs, Noncurrent, Net	(1,008)	(2,589)
Short-term Debt, Maximum Month-end Outstanding Amount	445,160	417,065
Short-term debt, average outstanding amount	$ 270,011	$ 318,817
Short term debt, weighted average interest rates	3.80%	1.60%
Bank Overdrafts [Member]
Short-term Debt [Line Items]
Debt, Current	$ 10	$ 1,429
Short-term Debt, Percentage Bearing Fixed Interest Rate	0.00%	1.00%
Commercial Paper [Member]
Short-term Debt [Line Items]
Debt, Current	$ 0	$ 101,900
Short-term Debt, Percentage Bearing Fixed Interest Rate	0.00%	0.30%
Short-term debt, average outstanding amount		$ 85,700
Brazil Short Term Loan [Member]
Short-term Debt [Line Items]
Debt, Current	$ 1,279	$ 1,314
Short-term Debt, Percentage Bearing Fixed Interest Rate	2.40%	2.80%
European Short Term Loan [Member]
Short-term Debt [Line Items]
Debt, Current	$ 1,712	$ 563
Short-term Debt, Percentage Bearing Fixed Interest Rate	3.90%	1.80%